Significant Accounting Policies (Details) - Schedule of operating lease income from fixed payments and variable lease income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease income from fixed payments and variable lease income [Abstract]
Operating lease income from fixed payments	¥ 375,331	¥ 417,816	¥ 555,187
Variable operating lease income		5,168	2,807
Total	¥ 375,331	¥ 422,984	¥ 557,994